UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 105.7%
Aerospace - 1.7%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)		$350,000	$358,750
BE Aerospace, Inc., 5.25%, 4/01/22		250,000	257,813
Bombardier, Inc., 7.5%, 3/15/18 (n)		1,040,000	1,170,000
Bombardier, Inc., 7.75%, 3/15/20 (n)		625,000	698,438
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,090,000	1,103,625
CPI International, Inc., 8%, 2/15/18		985,000	1,044,100
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		2,275,000	2,530,938
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17		2,290,000	2,444,575

			$9,608,239
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 5/10/21		$181,737	$210,360

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 12/15/20		$875,000	$960,313
Jones Group, Inc., 6.875%, 3/15/19		1,040,000	1,063,345
PVH Corp., 7.375%, 5/15/20		1,305,000	1,451,813
PVH Corp., 4.5%, 12/15/22		830,000	817,550

			$4,293,021
Asset-Backed & Securitized - 4.7%
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 2/10/51		$1,194,210	$1,340,001
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41		119,002	120,038
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)		705,048	464,515
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,605,000	1,679,031
Commercial Mortgage Pass-Through Certificates, FRN, 5.777%, 6/10/46		230,000	249,300
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33		570,561	576,833
Crest Ltd., CDO, 0.001%, 1/28/40 (a)(p)		2,594,456	129,723
First Union-Lehman Brothers Bank of America, FRN, 0.609%, 11/18/35 (i)		6,423,558	124,630
Goldman Sachs Mortgage Securities Corp., FRN, 5.806%, 8/10/45		1,753,688	1,935,826
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		954,545	1,033,183
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 6/15/49		1,000,000	1,024,250
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51		3,225,180	3,248,572
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 6/15/49		2,346,110	2,616,492
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.011%, 2/15/51		185,000	104,724
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.813%, 6/15/49		2,142,300	2,238,059
Merrill Lynch Mortgage Trust, FRN, 5.84%, 6/12/50		1,350,000	1,519,244
Morgan Stanley Capital I Trust, “AM”, FRN, 5.692%, 4/15/49		2,137,000	2,251,812
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		449,879	452,354
Spirit Master Funding LLC, 5.05%, 7/20/23 (z)		1,065,290	1,083,932
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.933%, 2/15/51		3,625,000	3,999,872

			$26,192,391
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/18		$1,445,000	$1,473,900
Allison Transmission, Inc., 7.125%, 5/15/19 (n)		2,345,000	2,532,600
Delphi Automotive PLC, 4.15%, 3/15/24		186,000	186,657
Delphi Corp., 5%, 2/15/23		18,000	19,193
FCE Bank PLC, 1.875%, 5/12/16	EUR	100,000	140,254
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$300,000	304,151
General Motors Financial Co., Inc., 6.75%, 6/01/18		795,000	926,175
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,415,000	1,545,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Goodyear Tire & Rubber Co., 7%, 5/15/22		$350,000	$390,250
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		370,000	384,033
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,315,000	2,621,738
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)		465,000	485,925
Lear Corp., 8.125%, 3/15/20		833,000	912,135
Lear Corp., 4.75%, 1/15/23 (n)		285,000	276,450
Renault S.A., 3.625%, 9/19/18	EUR	250,000	364,816
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$99,000	102,465
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		184,000	184,000

			$12,850,630
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$233,960

Broadcasting - 3.4%
AMC Networks, Inc., 7.75%, 7/15/21		$843,000	$956,805
Clear Channel Communications, Inc., 9%, 3/01/21		1,163,000	1,218,243
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		190,000	200,925
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		850,000	905,250
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20		50,000	53,750
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20		440,000	476,300
Discovery Communications, Inc., 4.875%, 4/01/43		200,000	193,902
Hughes Network Systems LLC, 7.625%, 6/15/21		765,000	864,450
IAC/InterActive Corp., 4.875%, 11/30/18 (n)		175,000	182,438
IAC/InterActive Corp., 4.75%, 12/15/22		535,000	517,613
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)		790,000	821,600
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)		990,000	1,044,450
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,345,000	1,418,975
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (z)		310,000	306,513
Intelsat S.A., 8.125%, 6/01/23 (n)		1,465,000	1,591,356
Liberty Media Corp., 8.5%, 7/15/29		820,000	904,050
Liberty Media Corp., 8.25%, 2/01/30		210,000	227,325
Myriad International Holdings B.V., 6%, 7/18/20 (n)		1,301,000	1,401,828
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,755,600
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		685,000	738,088
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		155,000	151,513
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	126,300
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	192,400
SIRIUS XM Radio, Inc., 5.25%, 8/15/22 (n)		350,000	362,250
Univision Communications, Inc., 6.875%, 5/15/19 (n)		855,000	919,125
Univision Communications, Inc., 7.875%, 11/01/20 (n)		720,000	797,400
Univision Communications, Inc., 8.5%, 5/15/21 (n)		710,000	788,988
Vivendi S.A., 4%, 3/31/17	EUR	150,000	224,927

			$19,342,364
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,640,000	$2,864,400

Building - 2.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)		$1,680,000	$1,753,500
Boise Cascade Co., 6.375%, 11/01/20		505,000	539,088
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		790,000	830,488
Building Materials Holding Corp., 7%, 2/15/20 (n)		600,000	643,500
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	732,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		$925,000	$1,011,950
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		253,000	260,590
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	298,910
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		560,000	612,640
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	453,668
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	213,683
Gibraltar Industries, Inc., 6.25%, 2/01/21		$60,000	63,300
HD Supply, Inc., 8.125%, 4/15/19		690,000	776,250
HD Supply, Inc., 7.5%, 7/15/20		1,300,000	1,423,500
Headwaters, Inc., 7.25%, 1/15/19 (z)		265,000	277,588
Headwaters, Inc., 7.625%, 4/01/19		205,000	222,425
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	100,000	200,521
Lafarge S.A., 6.625%, 11/29/18	EUR	200,000	320,340
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	130,985
Nortek, Inc., 8.5%, 4/15/21		1,325,000	1,484,000
Owens Corning, Inc., 4.2%, 12/15/22		250,000	247,993
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		840,000	936,600
USG Corp., 6.3%, 11/15/16		798,000	865,830
USG Corp., 7.875%, 3/30/20 (n)		480,000	538,800
USG Corp., 5.875%, 11/01/21 (n)		235,000	250,275

			$15,088,799
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20		$520,000	$528,450
Equinix, Inc., 5.375%, 4/01/23		490,000	497,350
Fidelity National Information Services, Inc., 5%, 3/15/22		700,000	729,159
First Data Corp., 10.625%, 6/15/21 (n)		780,000	877,500
iGate Corp., 9%, 5/01/16		1,608,000	1,698,450
Iron Mountain, Inc., 8.375%, 8/15/21		746,000	796,355
Iron Mountain, Inc., 6%, 8/15/23		125,000	132,813
Lender Processing Services, Inc., 5.75%, 4/15/23		300,000	319,875
NeuStar, Inc., 4.5%, 1/15/23		870,000	750,375
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	461,422

			$6,791,749
Cable TV - 2.8%
CCO Holdings LLC, 8.125%, 4/30/20		$1,255,000	$1,374,225
CCO Holdings LLC, 7.375%, 6/01/20		250,000	273,750
CCO Holdings LLC, 6.5%, 4/30/21		1,460,000	1,560,375
CCO Holdings LLC/CCO Capital Corp., 5.75%, 1/15/24		645,000	648,225
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,425,000	1,506,938
Cequel Communications Holdings I LLC, 5.125%, 12/15/21 (n)		180,000	179,550
Comcast Corp., 4.65%, 7/15/42		200,000	199,786
Comcast Corp., 4.75%, 3/01/44		223,000	226,710
DISH DBS Corp., 7.875%, 9/01/19		240,000	282,000
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,120,000
DISH DBS Corp., 5%, 3/15/23		820,000	813,850
Lynx I Corp., 5.375%, 4/15/21 (n)		380,000	391,400
Lynx II Corp., 6.375%, 4/15/23 (n)		295,000	311,963
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		475,000	516,563
Nara Cable Funding Ltd., 8.875%, 12/01/18	EUR	150,000	224,913
ONO Finance ll PLC, 10.875%, 7/15/19 (n)		$300,000	331,500
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	215,000	219,470
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	435,000	645,637
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	181,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$700,000	$724,500
UPC Holding B.V., 9.875%, 4/15/18 (n)		1,175,000	1,245,500
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		1,104,000	1,179,900
Virgin Media Finance PLC, 8.375%, 10/15/19		318,000	342,645
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	211,959
Ziggo Bond Co. B.V., 8%, 5/15/18 (z)	EUR	635,000	932,411

			$15,645,308
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$544,000	$586,160
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		210,000	208,950
Dow Chemical Co., 8.55%, 5/15/19		200,000	258,682
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,166,400
FMC Corp., 4.1%, 2/01/24		175,000	180,209
Hexion U.S. Finance Corp., 6.625%, 4/15/20		330,000	341,138
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		830,000	865,275
Huntsman International LLC, 8.625%, 3/15/21		1,740,000	1,966,200
INEOS Finance PLC, 8.375%, 2/15/19 (n)		2,000,000	2,215,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		515,000	533,025
INEOS Group Holdings S.A., 5.875%, 2/15/19 (z)		200,000	206,000
LYB International Finance B.V., 4%, 7/15/23		135,000	137,638
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		550,000	585,750
Polypore International, Inc., 7.5%, 11/15/17		365,000	386,900
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		414,000	439,309
Taminco Global Chemical Corp., 9.75%, 3/31/20 (z)		1,460,000	1,657,100
Tronox Finance LLC, 6.375%, 8/15/20		1,475,000	1,515,563

			$13,249,299
Computer Software - 0.5%
Infor (US), Inc., 11.5%, 7/15/18		$995,000	$1,156,688
Syniverse Holdings, Inc., 9.125%, 1/15/19		1,225,000	1,341,375
VeriSign, Inc., 4.625%, 5/01/23		375,000	365,625

			$2,863,688
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$1,315,000	$1,403,763
Audatex North America, Inc., 6.125%, 11/01/23 (n)		210,000	224,700
CDW LLC/CDW Finance Corp., 12.535%, 10/12/17		28,000	29,400
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		1,060,000	1,166,000

			$2,823,863
Conglomerates - 1.6%
Alstom S.A., 2.25%, 10/11/17	EUR	100,000	$139,485
Amsted Industries, Inc., 8.125%, 3/15/18 (n)		$1,410,000	1,473,450
BC Mountain LLC, 7%, 2/01/21 (n)		1,550,000	1,542,250
Dynacast International LLC, 9.25%, 7/15/19		890,000	990,125
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		619,000	598,883
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,345,000	1,375,263
Rexel S.A., 6.125%, 12/15/19 (n)		1,520,000	1,603,600
Roper Industries, Inc., 1.85%, 11/15/17		200,000	201,027
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	100,000	149,072
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	75,000	135,721
Silver II Borrower, 7.75%, 12/15/20 (n)		$715,000	765,050

			$8,973,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$452,813

Consumer Products - 0.8%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$1,215,000	$1,300,050
Henkel AG & Co. KGaA, 5.375% to 11/25/15, FRN to 11/25/04	EUR	100,000	146,588
Jarden Corp., 7.5%, 1/15/20		$1,355,000	1,456,625
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	287,840
Prestige Brands, Inc., 5.375%, 12/15/21 (z)		400,000	406,000
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	200,000	283,873
Spectrum Brands, Inc., 6.375%, 11/15/20		$685,000	746,650

			$4,627,626
Consumer Services - 1.1%
ADT Corp., 6.25%, 10/15/21 (n)		$1,715,000	$1,805,038
ADT Corp., 4.125%, 6/15/23		60,000	56,392
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		505,000	509,419
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,458,600
QVC, Inc., 7.375%, 10/15/20 (n)		485,000	525,511
Service Corp. International, 7%, 6/15/17		1,770,000	1,989,038

			$6,343,998
Containers - 2.5%
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		$990,000	$1,058,063
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,645,000	1,817,725
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		750,000	832,500
Ball Corp., 5%, 3/15/22		543,000	560,648
Ball Corp., 4%, 11/15/23		15,000	14,381
Berry Plastics Group, Inc., 9.5%, 5/15/18		220,000	233,750
Berry Plastics Group, Inc., 9.75%, 1/15/21		390,000	452,400
Beverage Packaging Holdings Group, 6%, 6/15/17 (z)		125,000	130,000
Crown American LLC, 4.5%, 1/15/23		1,370,000	1,346,025
Exopack Holdings S.A., 7.875%, 11/01/19 (n)		605,000	629,200
Greif, Inc., 6.75%, 2/01/17		850,000	943,500
Greif, Inc., 7.75%, 8/01/19		1,000,000	1,140,000
Reynolds Group, 7.125%, 4/15/19		1,135,000	1,207,356
Reynolds Group, 9.875%, 8/15/19		410,000	462,275
Reynolds Group, 5.75%, 10/15/20		790,000	825,550
Reynolds Group, 8.25%, 2/15/21		2,235,000	2,441,738

			$14,095,111
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)		$450,000	$475,994
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	256,690
Ducommun, Inc., 9.75%, 7/15/18		$644,000	722,890

			$1,455,574
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 11/01/15		$460,000	$458,850
Avaya, Inc., 7%, 4/01/19 (n)		190,000	188,575

			$647,425
Electronics - 0.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (z)		$490,000	$492,450
Micron Technology, Inc., 5.875%, 2/15/22 (z)		310,000	323,950
Nokia Corp., 5.375%, 5/15/19		500,000	532,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - continued
Nokia Corp., 6.625%, 5/15/39		$190,000	$196,175
NXP B.V., 5.75%, 3/15/23 (n)		630,000	663,075
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		1,130,000	1,214,750
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	292,849

			$3,715,749
Emerging Market Quasi-Sovereign - 2.6%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$621,000	$578,151
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		828,000	834,210
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		547,000	567,965
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		227,000	210,745
Dolphin Energy Ltd., 5.5%, 12/15/21 (n)		200,000	224,600
Ecopetrol S.A., 7.625%, 7/23/19		594,000	712,800
Ecopetrol S.A., 7.375%, 9/18/43		214,000	241,285
Gaz Capital S.A., 3.85%, 2/06/20 (n)		637,000	617,890
Gaz Capital S.A., 3.389%, 3/20/20	EUR	150,000	208,080
Gaz Capital S.A., 5.999%, 1/23/21 (n)		$1,344,000	1,409,520
Gaz Capital S.A., 4.95%, 2/06/28 (n)		543,000	476,483
Gazprom Neft, 4.375%, 9/19/22 (n)		229,000	209,249
Gazprom Neft, 6%, 11/27/23 (n)		209,000	210,306
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		230,000	208,725
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		1,167,000	1,172,835
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)		200,000	207,500
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	663,398
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	440,800
OJSC Russian Agricultural Bank, 5.298%, 12/27/17 (n)		200,000	206,000
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	712,620
Pertamina PT, 5.25%, 5/23/21 (n)		256,000	257,920
Pertamina PT, 4.875%, 5/03/22 (n)		272,000	263,296
Pertamina PT, 6%, 5/03/42 (n)		318,000	277,455
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,345,973
Petroleos Mexicanos, 4.875%, 1/24/22		774,000	808,830
Petroleos Mexicanos, 4.875%, 1/18/24 (z)		58,000	59,621
Rosneft, 4.199%, 3/06/22 (n)		865,000	789,313
Sberbank of Russia, 6.125%, 2/07/22 (n)		403,000	426,173
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	273,609
Vnesheconombank, 5.942%, 11/21/23 (n)		200,000	197,250

			$14,812,602
Emerging Market Sovereign - 2.9%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$605,540
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	117,824
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	3,795,000	1,407,843
Republic of Colombia, 8.125%, 5/21/24		$664,000	859,880
Republic of Croatia, 5.5%, 4/04/23 (n)		950,000	959,500
Republic of Hungary, 5.375%, 2/21/23		314,000	319,181
Republic of Indonesia, 11.625%, 3/04/19 (n)		1,125,000	1,520,156
Republic of Indonesia, 3.375%, 4/15/23 (n)		302,000	271,045
Republic of Lithuania, 6.625%, 2/01/22 (n)		752,000	893,000
Republic of Panama, 9.375%, 4/01/29		1,062,000	1,492,110
Republic of Peru, 7.35%, 7/21/25		355,000	452,625
Republic of Romania, 6.75%, 2/07/22 (n)		1,030,000	1,206,388
Republic of Romania, 4.375%, 8/22/23 (n)		226,000	223,740
Republic of Romania, 4.875%, 1/22/24 (n)		144,000	147,060
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,375,000	1,474,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 5.625%, 3/30/21		$362,000	$376,842
Republic of Turkey, 6.25%, 9/26/22		390,000	417,885
Russian Federation, 4.5%, 4/04/22 (n)		400,000	405,000
Russian Federation, 4.875%, 9/16/23 (n)		800,000	812,400
United Mexican States, 3.625%, 3/15/22		1,130,000	1,138,475
United Mexican States, 8.5%, 5/31/29	MXN	13,970,000	1,212,884

			$16,314,066
Energy - Independent - 5.8%
Afren PLC, 11.5%, 2/01/16 (n)		$476,000	$541,450
Afren PLC, 10.25%, 4/08/19 (n)		463,000	529,556
Antero Resources Finance Corp., 6%, 12/01/20		575,000	613,813
Antero Resources Finance Corp., 5.375%, 11/01/21 (n)		1,050,000	1,073,625
Bill Barrett Corp., 7%, 10/15/22		750,000	785,625
BreitBurn Energy Partners LP, 8.625%, 10/15/20		330,000	357,225
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,470,000	1,602,300
Carrizo Oil & Gas, Inc., 7.5%, 9/15/20		810,000	891,000
Chaparral Energy, Inc., 7.625%, 11/15/22		1,440,000	1,562,400
Cimarex Energy Co., 5.875%, 5/01/22		50,000	54,000
Concho Resources, Inc., 6.5%, 1/15/22		1,075,000	1,175,781
Concho Resources, Inc., 5.5%, 4/01/23		590,000	616,550
Continental Resources, Inc., 4.5%, 4/15/23		250,000	258,870
Denbury Resources, Inc., 8.25%, 2/15/20		1,300,000	1,421,875
Denbury Resources, Inc., 4.625%, 7/15/23		570,000	537,225
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		674,000	736,345
EP Energy LLC, 6.875%, 5/01/19		300,000	323,625
EP Energy LLC, 9.375%, 5/01/20		1,160,000	1,342,700
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,660,900
EPL Oil & Gas, Inc., 8.25%, 2/15/18		845,000	912,600
Halcon Resources Corp., 8.875%, 5/15/21		1,755,000	1,785,713
Harvest Operations Corp., 6.875%, 10/01/17		1,265,000	1,366,200
Hess Corp., 8.125%, 2/15/19		100,000	126,318
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		400,000	432,000
Laredo Petroleum, Inc., 9.5%, 2/15/19		1,080,000	1,196,100
Laredo Petroleum, Inc., 5.625%, 1/15/22 (z)		335,000	340,863
Laredo Petroleum, Inc., 7.375%, 5/01/22		250,000	277,500
LINN Energy LLC, 8.625%, 4/15/20		530,000	577,700
LINN Energy LLC, 7.75%, 2/01/21		918,000	993,735
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,420,000	1,498,100
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (z)		725,000	739,500
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (z)		272,000	274,380
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)		705,000	764,925
QEP Resources, Inc., 6.875%, 3/01/21		525,000	577,500
Range Resources Corp., 5%, 8/15/22		415,000	427,450
SandRidge Energy, Inc., 8.125%, 10/15/22		1,940,000	2,085,500
SM Energy Co., 6.5%, 11/15/21		990,000	1,074,150
Southwestern Energy Co., 7.5%, 2/01/18		277,000	332,319

			$32,867,418
Energy - Integrated - 0.6%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	150,000	$231,808
Eni S.p.A., 4%, 6/29/20	EUR	150,000	231,884
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$200,000	210,250
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		944,000	881,460
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,107,000	1,190,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		$201,000	$192,960
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	295,295

			$3,233,682
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 6/01/19		$665,000	$688,275

Entertainment - 1.2%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,495,000	$1,622,075
Cedar Fair LP, 9.125%, 8/01/18		450,000	483,188
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,234,744
Cinemark USA, Inc., 5.125%, 12/15/22		1,530,000	1,537,650
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	756,600
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,270,688

			$6,904,945
Financial Institutions - 3.7%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$134,550
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	578,266
Aviation Capital Group, 6.75%, 4/06/21 (n)		415,000	454,554
CIT Group, Inc., 5.25%, 3/15/18		1,320,000	1,432,200
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,555,000	1,753,263
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,315,000	1,430,063
CIT Group, Inc., 3.875%, 2/19/19		566,000	573,854
CIT Group, Inc., 5%, 8/15/22		640,000	672,000
General Electric Capital Corp., 3.1%, 1/09/23		750,000	733,474
Icahn Enterprises LP, 6%, 8/01/20		70,000	74,550
Icahn Enterprises LP, 6%, 8/01/20 (z)		545,000	574,975
Icahn Enterprises LP, 5.875%, 2/01/22 (n)		1,100,000	1,122,000
International Lease Finance Corp., 7.125%, 9/01/18 (n)		1,075,000	1,249,688
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		400,000	402,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		800,000	806,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 5/01/19		8,000	8,860
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,050,000	2,075,625
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		15,000	14,213
PHH Corp., 7.375%, 9/01/19		1,050,000	1,144,500
PHH Corp., 6.375%, 8/15/21		290,000	292,900
SLM Corp., 8.45%, 6/15/18		1,810,000	2,142,588
SLM Corp., 4.875%, 6/17/19		272,000	280,840
SLM Corp., 8%, 3/25/20		1,685,000	1,946,175
SLM Corp., 7.25%, 1/25/22		645,000	709,500

			$20,606,638
Food & Beverages - 1.7%
Ajecorp B.V., 6.5%, 5/14/22 (n)		$1,043,000	$1,022,140
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		300,000	371,373
B&G Foods, Inc., 4.625%, 6/01/21		465,000	463,256
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	223,935
Conagra Foods, Inc., 3.2%, 1/25/23		$250,000	237,676
Constellation Brands, Inc., 3.75%, 5/01/21		355,000	345,238
Constellation Brands, Inc., 4.25%, 5/01/23		1,400,000	1,372,000
Darling Escrow Corp., 5.375%, 1/15/22 (n)		990,000	1,015,988
Embotelladora Andina S.A., 5%, 10/01/23 (n)		236,000	241,763
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		468,000	474,184
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		695,000	693,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
JBS Investments GmbH, 7.75%, 10/28/20 (n)		$397,000	$410,895
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,225,000	1,261,750
Tyson Foods, Inc., 6.6%, 4/01/16		912,000	1,013,374
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	108,416
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	305,774

			$9,561,025
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 6/01/17		$250,000	$285,032

Forest & Paper Products - 0.6%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$612,850
Fibria Overseas Finance Ltd., 7.5%, 5/04/20 (n)		291,000	320,100
International Paper Co., 6%, 11/15/41		185,000	214,565
Smurfit Kappa Group PLC, 4.875%, 9/15/18 (n)		905,000	952,513
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	560,000	832,131
Tembec Industries, Inc., 11.25%, 12/15/18		$575,000	631,063

			$3,563,222
Gaming & Lodging - 1.9%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$300,000	$288,000
Carnival Corp., 1.2%, 2/05/16		370,000	371,363
CCM Merger, Inc., 9.125%, 5/01/19 (z)		1,055,000	1,120,938
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		315,000	308,700
Greektown Holdings LLC, 8.875%, 3/15/19 (z)		420,000	432,600
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		750,000	793,125
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		960,000	1,046,400
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		125,000	129,063
MGM Resorts International, 11.375%, 3/01/18		730,000	947,175
MGM Resorts International, 6.625%, 12/15/21		745,000	817,638
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		905,000	995,500
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		310,000	335,575
PNK Finance Corp., 6.375%, 8/01/21 (n)		495,000	517,275
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		420,000	421,050
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		935,000	1,033,175
Wynn Las Vegas LLC, 7.75%, 8/15/20		1,165,000	1,301,888

			$10,859,465
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$360,000	$375,300

Industrial - 0.9%
Dematic S.A., 7.75%, 12/15/20 (n)		$1,515,000	$1,632,413
Howard Hughes Corp., 6.875%, 10/01/21 (n)		915,000	965,325
Hyva Global B.V., 8.625%, 3/24/16 (n)		1,124,000	1,122,595
Mueller Water Products, Inc., 8.75%, 9/01/20		459,000	515,228
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		670,000	728,625

			$4,964,186
Insurance - 0.3%
American International Group, Inc. , 4.875% to 3/15/17, FRN to 3/15/67	EUR	250,000	$347,232
Assicurazioni Generali S.p.A., 7.75% to 12/12/22, FRN to 12/12/42	EUR	100,000	164,256
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	215,070
CNP Assurances S.A. , 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	302,286
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	261,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Unum Group, 7.125%, 9/30/16		$500,000	$571,369

			$1,861,690
Insurance - Property & Casualty - 0.7%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$174,237
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$500,000	518,293
Berkshire Hathaway, Inc., 4.5%, 2/11/43		250,000	246,153
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	200,000	279,511
CNA Financial Corp., 3.95%, 5/15/24		$120,000	120,893
Mapfre S.A., 5.125%, 11/16/15	EUR	200,000	293,594
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	100,000	180,868
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49		$1,695,000	1,671,694
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		627,000	674,025

			$4,159,268
International Market Quasi-Sovereign - 0.9%
Eksportfinans A.S.A., 5.5%, 5/25/16		$250,000	$264,063
Eksportfinans A.S.A., 5.5%, 6/26/17		375,000	398,438
Electricite de France S.A., FRN, 6%, 12/29/49	GBP	100,000	173,944
ESB Finance Ltd., 4.375%, 11/21/19	EUR	200,000	312,556
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$1,248,000	1,325,376
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		1,156,000	1,253,116
KFW International Finance, Inc., 4.875%, 6/17/19		1,000,000	1,152,000

			$4,879,493
International Market Sovereign - 10.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,301,000	$2,319,178
Federal Republic of Germany, 4.25%, 7/04/18	EUR	1,091,000	1,750,256
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,242,000	2,635,958
Government of Canada, 4.5%, 6/01/15	CAD	747,000	703,966
Government of Canada, 4.25%, 6/01/18	CAD	447,000	450,411
Government of Canada, 3.25%, 6/01/21	CAD	911,000	895,072
Government of Canada, 5.75%, 6/01/33	CAD	436,000	564,312
Government of Japan, 1.1%, 6/20/20	JPY	762,900,000	7,885,906
Government of Japan, 2.1%, 9/20/24	JPY	257,750,000	2,909,174
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	4,507,757
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	823,443
Kingdom of Belgium, 5.5%, 9/28/17	EUR	1,836,000	2,970,195
Kingdom of Belgium, 4.25%, 9/28/21	EUR	437,000	711,407
Kingdom of Denmark, 3%, 11/15/21	DKK	2,538,000	528,631
Kingdom of Spain, 5.4%, 1/31/23	EUR	754,000	1,205,850
Kingdom of Spain, 5.5%, 7/30/17	EUR	240,000	373,619
Kingdom of Spain, 4.6%, 7/30/19	EUR	2,130,000	3,292,709
Kingdom of Sweden, 5%, 12/01/20	SEK	1,895,000	354,651
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	858,000	1,634,994
Republic of Austria, 4.65%, 1/15/18	EUR	1,679,000	2,673,496
Republic of Finland, 3.875%, 9/15/17	EUR	457,000	705,231
Republic of France, 6%, 10/25/25	EUR	341,000	645,759
Republic of France, 4.75%, 4/25/35	EUR	1,278,000	2,257,054
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,646,000	1,734,473
Republic of Ireland, 4.5%, 4/18/20	EUR	798,000	1,247,536
Republic of Ireland, 5.4%, 3/13/25	EUR	315,000	517,470
Republic of Italy, 5.25%, 8/01/17	EUR	3,500,000	5,406,536
Republic of Italy, 3.75%, 3/01/21	EUR	2,636,000	3,861,510
Republic of Portugal, 4.45%, 6/15/18	EUR	469,000	676,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Portugal, 4.8%, 6/15/20	EUR	217,000	$312,845
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,912,680
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	973,303

			$60,441,540
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18		$989,000	$1,010,606

Machinery & Tools - 1.1%
CNH America LLC, 7.25%, 1/15/16		$710,000	$781,000
CNH Capital LLC, 3.625%, 4/15/18		100,000	101,500
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		756,000	707,805
H&E Equipment Services Co., 7%, 9/01/22		1,505,000	1,655,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (z)		455,000	468,650
RSC Equipment Rental, Inc., 8.25%, 2/01/21		940,000	1,061,025
United Rentals North America, Inc., 7.625%, 4/15/22		1,270,000	1,443,038

			$6,218,518
Major Banks - 3.3%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$258,180
Bank of America Corp., 7.625%, 6/01/19		$370,000	460,868
Bank of America Corp., 4.125%, 1/22/24		212,000	216,745
Bank of America Corp., FRN, 5.2%, 12/31/49		2,440,000	2,293,600
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	241,727
Barclays Bank PLC, 7.625%, 11/21/22		$2,185,000	2,414,425
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	186,390
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	200,000	287,377
BNP Paribas, FRN, 2.995%, 12/20/14		$730,000	745,351
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	202,463
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	321,610
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$457,000	501,972
Credit Suisse New York, 5.5%, 5/01/14		1,000,000	1,008,297
Goldman Sachs Group, Inc., 5.75%, 1/24/22		500,000	570,999
HSBC USA, Inc., 4.875%, 8/24/20		460,000	503,809
ING Bank N.V., 4.875%, 1/18/21	EUR	100,000	162,559
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	593,857
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	470,268
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	225,750
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,700,000	2,686,500
Morgan Stanley, 5.75%, 10/18/16		397,000	442,397
Morgan Stanley, 6.625%, 4/01/18		391,000	460,008
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		530,000	510,788
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	150,000	236,031
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	245,894
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$1,140,000	1,214,100
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		350,000	376,250
Societe Generale, 4.25%, 7/13/22	EUR	100,000	159,756
Wells Fargo & Co., 2.1%, 5/08/17		$500,000	514,989
Wells Fargo & Co., 5.375%, 11/02/43		125,000	133,683

			$18,646,643
Medical & Health Technology & Services - 3.9%
AmSurg Corp., 5.625%, 11/30/20		$525,000	$552,563
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)		235,000	243,225
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)		1,105,000	1,175,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 6.375%, 11/01/18		$2,180,000	$2,291,725
Davita, Inc., 6.625%, 11/01/20		986,000	1,058,718
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		495,000	533,363
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		335,000	358,450
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (z)		32,000	32,320
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,505,600
HCA, Inc., 5.875%, 3/15/22		1,455,000	1,589,588
HealthSouth Corp., 8.125%, 2/15/20		1,825,000	1,989,250
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19		990,000	1,059,300
Kinetic Concepts, Inc., 12.5%, 11/01/19		635,000	730,250
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		1,675,000	1,752,469
McKesson Corp., 7.5%, 2/15/19		110,000	134,903
Owens & Minor, Inc., 6.35%, 4/15/16		970,000	1,055,607
Tenet Healthcare Corp., 8%, 8/01/20		1,615,000	1,772,463
Tenet Healthcare Corp., 4.5%, 4/01/21		730,000	728,175
Universal Health Services, Inc., 7%, 10/01/18		1,055,000	1,118,300
Universal Health Services, Inc., 7.625%, 8/15/20		1,175,000	1,263,125

			$21,944,838
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20		$915,000	$987,056
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		527,000	590,240
Teleflex, Inc., 6.875%, 6/01/19		595,000	632,188

			$2,209,484
Metals & Mining - 2.4%
ArcelorMittal S.A., 6.75%, 2/25/22		$235,000	$260,850
ArcelorMittal S.A., 7.25%, 3/01/41		555,000	564,713
Arch Coal, Inc., 8%, 1/15/19 (z)		365,000	368,650
Arch Coal, Inc., 7.25%, 10/01/20		545,000	446,900
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,258,000	1,394,197
Cameco Corp., 5.67%, 9/02/19	CAD	220,000	223,360
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,180,000	1,168,200
Commercial Metals Co., 4.875%, 5/15/23		525,000	505,313
Consol Energy, Inc., 8.25%, 4/01/20		1,325,000	1,440,938
Consol Energy, Inc., 6.375%, 3/01/21		305,000	323,300
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,550,000	1,627,500
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		745,000	821,363
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	95,497
Kinross Gold Corp., 5.95%, 3/15/24 (n)		$119,000	119,337
Peabody Energy Corp., 6%, 11/15/18		445,000	481,713
Peabody Energy Corp., 6.25%, 11/15/21		445,000	459,463
Plains Exploration & Production Co., 6.875%, 2/15/23		250,000	278,750
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		108,000	111,365
Rio Tinto Finance PLC, 2%, 5/11/20	EUR	100,000	139,582
Southern Copper Corp., 5.25%, 11/08/42		$250,000	213,984
TMS International Corp., 7.625%, 10/15/21 (n)		550,000	594,000
Vale Overseas Ltd., 4.625%, 9/15/20		490,000	514,859
Walter Energy, Inc., 9.5%, 10/15/19 (n)		500,000	501,250
Walter Energy, Inc., 8.5%, 4/15/21		650,000	472,875
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	308,793

			$13,436,752
Mortgage-Backed - 2.1%
Fannie Mae, 4.487%, 4/01/14		$165,436	$165,076
Fannie Mae, 4.77%, 7/01/14		303,247	304,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.56%, 3/01/15		$164,902	$170,131
Fannie Mae, 4.665%, 3/01/15		133,892	136,959
Fannie Mae, 4.89%, 3/01/15		90,489	92,644
Fannie Mae, 4.74%, 4/01/15		318,385	326,919
Fannie Mae, 4.908%, 4/01/15		432,660	444,412
Fannie Mae, 4.87%, 5/01/15		270,896	279,124
Fannie Mae, 4.815%, 6/01/15		340,396	350,940
Fannie Mae, 4.78%, 8/01/15		369,374	383,142
Fannie Mae, 6%, 7/01/16 - 7/01/37		975,087	1,071,490
Fannie Mae, 5.5%, 9/01/19 - 8/01/37		3,826,491	4,230,598
Fannie Mae, 4.88%, 3/01/20		182,279	198,913
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		284,075	322,556
Fannie Mae, 5%, 10/01/35		684,650	749,909
Freddie Mac, 6%, 8/01/34		116,314	130,868
Ginnie Mae, 3%, 2/15/43		396,119	393,678
Ginnie Mae, 5.5%, 1/20/39		632,104	699,573
Ginnie Mae, 4.5%, 1/20/41		1,135,268	1,239,092

			$11,690,205
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23		$370,000	$357,749

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 5/20/20		$1,335,000	$1,455,150
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,065,000	1,112,925
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)		395,000	412,775
Gas Natural Fenosa Finance B.V., 3.875%, 1/17/23	EUR	200,000	301,354
GDF Suez, 5%, 10/01/60	GBP	100,000	179,040

			$3,461,244
Natural Gas - Pipeline - 2.6%
Access Midstream Partners Co., 5.875%, 4/15/21		$40,000	$42,700
Access Midstream Partners Co., 4.875%, 5/15/23		2,695,000	2,748,900
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21		310,000	296,050
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23		920,000	903,900
Crestwood Midstream Partners LP, 6%, 12/15/20		1,155,000	1,215,638
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)		210,000	219,450
Crosstex Energy, Inc., 7.125%, 6/01/22		59,000	67,850
El Paso Corp., 7.75%, 1/15/32		1,841,000	1,963,430
Enbridge, Inc., 3.19%, 12/05/22	CAD	255,000	226,099
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,380,000	1,576,650
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	285,657
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	209,202
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	411,032
MarkWest Energy Partners LP, 5.5%, 2/15/23		355,000	367,425
MarkWest Energy Partners LP, 4.5%, 7/15/23		100,000	96,875
Plains All American Pipeline, LP, 3.95%, 9/15/15		370,000	387,921
Sabine Pass Liquefaction, 5.875%, 2/01/21 (n)		745,000	763,625
Sabine Pass Liquefaction, 5.625%, 4/15/23 (n)		1,405,000	1,380,413
Spectra Energy Capital LLC, 8%, 10/01/19		400,000	486,289
Summit Midstream Holdings LLC, 7.5%, 7/01/21 (n)		530,000	561,800
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	225,000	221,893
Williams Partners LP, 5.4%, 3/04/44		$163,000	164,784

			$14,597,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 1.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	$286,288
Centurylink, Inc., 6.45%, 6/15/21		$285,000	305,663
Centurylink, Inc., 7.65%, 3/15/42		700,000	658,000
Citizens Communications Co., 9%, 8/15/31		1,320,000	1,379,400
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	150,000	246,715
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$483,000	481,577
Frontier Communications Corp., 8.125%, 10/01/18		470,000	545,200
Telecom Italia S.p.A, 5.625%, 12/29/15	GBP	100,000	176,751
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	301,267
Telefonica Emisiones S.A.U., 3.987%, 1/23/23	EUR	200,000	295,209
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$290,000	295,800
TW Telecom Holdings, Inc., 5.375%, 10/01/22		515,000	525,300
Verizon Communications, Inc., 4.5%, 9/15/20		378,000	409,481
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	273,832
Verizon Communications, Inc., 6.4%, 9/15/33		300,000	356,717
Windstream Corp., 7.75%, 10/15/20		345,000	370,875
Windstream Corp., 7.75%, 10/01/21		270,000	291,600

			$7,199,675
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 10/15/22		$1,020,000	$1,083,750
Dresser-Rand Group, Inc., 6.5%, 5/01/21		305,000	326,350
Edgen Murray Corp., 8.75%, 11/01/20 (n)		595,000	687,225
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,048,599	1,078,746
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		840,000	850,500
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	1,323,975
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		1,280,000	1,324,800
Unit Corp., 6.625%, 5/15/21		1,390,000	1,480,350

			$8,155,696
Other Banks & Diversified Financials - 2.0%
Alfa Bank, 7.5%, 9/26/19 (n)		$811,000	$851,550
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		779,000	788,738
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)		291,000	277,905
Banco Santander S.A., FRN, 5.95%, 1/30/24 (n)		200,000	208,500
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	100,000	139,662
BB&T Corp., 3.95%, 4/29/16		$250,000	266,832
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		146,000	147,825
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		900,000	976,500
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,004,000	1,101,890
CaixaBank S.A., 3.25%, 1/22/16	EUR	100,000	143,206
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	372,566
Deutsche Bank Capital Funding Trust, FRN, 2.288%, 9/29/49	EUR	150,000	207,045
Discover Bank, 7%, 4/15/20		$250,000	297,124
Erste Group Bank AG, 7.125%, 10/10/22	EUR	150,000	241,593
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		1,513,000	1,895,033
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	100,000	147,310
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	176,056
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	150,000	227,958
LBG Capital No. 1 PLC, 7.875%, 11/01/20 (n)		$1,187,000	1,258,220
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	364,917
Macquarie Group Ltd., 3%, 12/03/18 (n)		$400,000	402,360
Rabobank Nederland N.V., 4%, 9/19/22	GBP	100,000	175,232
Santander Issuances S.A., 4.5% to 9/30/14, FRN to 9/30/19	EUR	100,000	135,891
UBS AG, 7.625%, 8/17/22		$500,000	593,329

			$11,397,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 1.4%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	651,000	$988,523
Capsugel S.A., 7%, 5/15/19 (n)(p)		$245,000	254,188
Celgene Corp., 1.9%, 8/15/17		400,000	404,733
Endo Finance Co., 5.75%, 1/15/22 (z)		455,000	469,788
Endo Health Solutions, Inc., 7.25%, 1/15/22		545,000	596,094
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		264,000	282,480
Hospira, Inc., 6.05%, 3/30/17		200,000	221,625
Mylan, Inc., 2.55%, 3/28/19		265,000	265,104
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (z)		475,000	508,250
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		162,000	150,982
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,615,000	1,762,369
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,030,000	1,145,875
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	598,500
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	199,993

			$7,848,504
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$1,575,000	$1,547,438
IAMGOLD Corp., 6.75%, 10/01/20 (n)		1,618,000	1,423,840

			$2,971,278
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,804
Gannett Co., Inc., 6.375%, 10/15/23 (n)		635,000	669,925
Gannett Co., Inc., 5.125%, 10/15/19 (n)		5,000	5,250
Gannett Co., Inc., 5.125%, 7/15/20 (n)		60,000	61,800
Lamar Media Corp., 5%, 5/01/23		580,000	578,550
Moody’s Corp., 4.875%, 2/15/24		200,000	210,876
Wolters Kluwer N.V., 6.375%, 4/10/18	EUR	100,000	164,933

			$1,704,138
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$200,000	$181,196
Watco Cos. LLC, 6.375%, 4/01/23 (n)		615,000	621,150

			$802,346
Real Estate - 1.4%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$1,120,000	$1,167,600
Boston Properties, Inc., REIT, 3.125%, 9/01/23		250,000	236,277
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		640,000	672,000
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		760,000	801,800
ERP Properties, REIT, 7.75%, 7/15/20		665,000	787,725
ERP Properties, REIT, 5.75%, 8/15/22		750,000	797,297
Felcor Lodging LP, REIT, 5.625%, 3/01/23		415,000	417,075
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	143,616
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	243,917
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$680,000	736,100
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,040,000	1,092,000
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		660,000	899,713

			$7,995,120
Retailers - 1.2%
Academy Ltd., 9.25%, 8/01/19 (n)		$295,000	$323,025
Best Buy Co., Inc., 5.5%, 3/15/21		470,000	467,650
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		810,000	901,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - continued
Cencosud S.A., 5.5%, 1/20/21		$250,000	$256,012
Dollar General Corp., 4.125%, 7/15/17		400,000	430,657
Gap, Inc., 5.95%, 4/12/21		300,000	337,226
Home Depot, Inc., 4.875%, 2/15/44		200,000	215,021
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		860,000	900,850
Limited Brands, Inc., 6.95%, 3/01/33		670,000	685,075
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	168,966
Rite Aid Corp., 9.25%, 3/15/20		$1,125,000	1,293,750
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		475,000	521,313

			$6,500,670
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 7/15/21		$1,095,000	$1,138,800
SIBUR Securities Ltd., 3.914%, 1/31/18 (n)		220,000	213,950

			$1,352,750
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$320,000	$326,939
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	230,000	216,083
Michaels Stores, Inc., 7.75%, 11/01/18		$1,080,000	1,158,300
Michaels Stores, Inc., 5.875%, 12/15/20 (z)		200,000	202,500

			$1,903,822
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	100,000	$144,900
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	156,116

			$301,016
Telecommunications - Wireless - 3.6%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,090,213
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	320,321
American Tower Corp., REIT, 3.5%, 1/31/23		$215,000	203,756
Crown Castle International Corp., 7.125%, 11/01/19		1,005,000	1,072,838
Crown Castle International Corp., 5.25%, 1/15/23		200,000	205,000
Digicel Group Ltd., 8.25%, 9/01/17 (n)		710,000	738,400
Digicel Group Ltd., 10.5%, 4/15/18 (n)		350,000	371,875
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	1,113,548
Digicel Group Ltd., 6%, 4/15/21 (n)		680,000	683,400
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	915,131
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	374,400
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	426,383
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	452,010
Sprint Capital Corp., 6.875%, 11/15/28		1,315,000	1,305,138
Sprint Corp., 7.875%, 9/15/23 (n)		1,170,000	1,295,775
Sprint Corp., 7.125%, 6/15/24 (z)		410,000	430,500
Sprint Nextel Corp., 9%, 11/15/18 (n)		630,000	771,750
Sprint Nextel Corp., 6%, 11/15/22		830,000	850,750
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	142,594
T-Mobile USA, Inc., 6.5%, 1/15/24		370,000	392,200
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	250,863
T-Mobile USA, Inc., 6.25%, 4/01/21		2,790,000	2,974,838
T-Mobile USA, Inc., 6.633%, 4/28/21		210,000	227,325
Wind Acquisition Finance S.A., 12.25%, 7/15/17 (n)(p)		1,140,843	1,186,477
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)		1,170,000	1,231,425

			$20,026,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (z)		$1,821,000	$1,907,498
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		445,000	483,938
Level 3 Financing, Inc., 9.375%, 4/01/19		475,000	528,438
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	707,963
TELUS Corp., 5.05%, 7/23/20	CAD	225,000	226,729

			$3,854,566
Tobacco - 0.3%
Altria Group, Inc., 2.85%, 8/09/22		$250,000	$234,383
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	150,000	277,944
Lorillard Tobacco Co., 8.125%, 6/23/19		$250,000	311,756
Reynolds American, Inc., 6.75%, 6/15/17		400,000	463,069
Reynolds American, Inc., 4.75%, 11/01/42		185,000	173,795

			$1,460,947
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)		$526,000	$476,030

Transportation - Services - 2.3%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,155,000	$1,227,188
Avis Budget Car Rental LLC, 8.25%, 1/15/19		535,000	575,794
CEVA Group PLC, 8.375%, 12/01/17 (n)		2,000,000	2,090,000
ERAC USA Finance Co., 6.375%, 10/15/17 (n)		400,000	462,998
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	238,937
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,140,000	1,256,850
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,000,000	1,045,000
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,150,000	1,193,125
Navios South American Logistics, Inc., 9.25%, 4/15/19		748,000	802,230
Stena AB, 7%, 2/01/24 (n)		1,170,000	1,205,100
Swift Services Holdings, Inc., 10%, 11/15/18		1,940,000	2,136,425
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	696,800
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	215,384

			$13,145,831
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bonds, 6.25%, 8/15/23 (f)		$1,400,000	$1,841,547
U.S. Treasury Bonds, 6.875%, 8/15/25		5,767,000	8,091,822
U.S. Treasury Bonds, 5.375%, 2/15/31		286,200	366,515
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	111,298
U.S. Treasury Bonds, 4.75%, 2/15/37		2,986,200	3,620,768
U.S. Treasury Bonds, 3.125%, 2/15/43		7,420,000	6,786,985

			$20,818,935
Utilities - Electric Power - 2.5%
AES Corp., 7.375%, 7/01/21		$525,000	$597,188
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	185,027
Calpine Corp., 7.875%, 7/31/20 (n)		448,000	500,640
Calpine Corp., 6%, 1/15/22 (n)		340,000	360,400
CMS Energy Corp., 3.875%, 3/01/24		250,000	252,995
Covanta Holding Corp., 7.25%, 12/01/20		2,080,000	2,267,200
Duke Energy Corp., 1.625%, 8/15/17		185,000	186,421
E.CL S.A., 5.625%, 1/15/21		757,000	803,533
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	102,503
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	316,101
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	189,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 12/01/20		$1,103,000	$1,147,120
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)		835,000	868,400
InterGen N.V., 7%, 6/30/23 (n)		715,000	756,113
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	100,000	169,967
NRG Energy, Inc., 8.25%, 9/01/20		$1,250,000	1,387,500
NRG Energy, Inc., 6.25%, 7/15/22 (n)		375,000	390,000
NRG Energy, Inc., 6.625%, 3/15/23		1,675,000	1,767,125
PG&E Corp., 2.4%, 3/01/19		166,000	166,375
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	273,743
Red Electrica de Espana, 3.5%, 10/07/16	EUR	100,000	146,466
Red Electrica de Espana, 4.75%, 2/16/18	EUR	100,000	155,888
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	171,781
Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/01/20 (n)		$630,000	463,838
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		373,000	411,233

			$14,037,417
Utilities - Water - 0.0%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	200,000	$277,440
Total Bonds			$594,552,095

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d)		$600,000	$603,750

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc. (z)		380	$374,621
GMAC Capital Trust I		22,000	597,300
Total Preferred Stocks			$971,921

Floating Rate Loans (g)(r) - 0.9%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$396,278	$397,764

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		$385,680	$386,482

Consumer Services - 0.1%
Realogy Corp., Extended Term Loan, 4.5%, 3/05/20		$258,985	$259,632

Energy - Independent - 0.1%
MEG Energy Corp., Refi Term Loan, 3.75%, 3/31/20		$536,283	$537,624

Entertainment - 0.1%
Cedar Fair LP, New Term Loan B, 3.25%, 3/06/20		$332,694	$333,041

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20		$225,005	$226,551

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/20		$50,919	$51,077

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/22/21	$187,319	$188,870

Metals & Mining - 0.1%
FMG Resources Ltd., New Term Loan B, 4.25%, 6/30/19	$445,074	$449,247

Retailers - 0.1%
Rite Aid Corp., New 2nd Lien Term Loan, 4.87%, 6/21/21	$44,587	$45,312
Toys “R” Us Property Co. I LLC, New Term Loan B, 6%, 8/21/19	626,911	589,688
		$635,000
Transportation - Services - 0.2%
Commercial Barge Line Co., 1st Lien Term Loan, 7.5%, 9/20/19	$1,233,883	$1,230,799

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Original Term Loan B1, 3%, 5/03/20	$124,074	$122,445
Total Floating Rate Loans		$4,818,532

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$55,778

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$14,929
Total Common Stocks		$70,707

Money Market Funds - 9.5%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	53,470,767	$53,470,767
Total Investments		$654,487,772

Other Assets, Less Liabilities - (16.4)%		(91,982,374)
Net Assets - 100.0%		$562,505,398

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $178,845,493, representing 31.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 6.75%, 3/01/19	2/20/14-2/21/14	$490,387	$492,450
Ally Financial, Inc., 0% (Preferred Stock),	4/13/11-4/14/11	356,250	374,621

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$12,042	$12,804
Arch Coal, Inc., 8%, 1/15/19	12/12/13-2/06/14	365,253	368,650
B Communications Ltd., 7.375%, 2/15/21	2/10/14	1,821,000	1,907,498
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	705,048	464,515
Beverage Packaging Holdings Group, 6%, 6/15/17	12/04/13	125,000	130,000
CCM Merger, Inc., 9.125%, 5/01/19	12/09/13-1/14/14	1,123,506	1,120,938
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	235,000	243,225
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-2/10/14	1,132,509	1,175,444
Endo Finance Co., 5.75%, 1/15/22	12/11/13	455,000	469,788
Fresenius US Finance II, Inc., 4.25%, 2/01/21	2/11/14	32,000	32,320
Greektown Holdings LLC, 8.875%, 3/15/19	2/26/14-2/27/14	424,938	432,600
Headwaters, Inc., 7.25%, 1/15/19	12/05/13-1/13/14	272,765	277,588
INEOS Group Holdings S.A., 5.875%, 2/15/19	2/11/14	200,000	206,000
Icahn Enterprises LP, 6%, 8/01/20	1/08/14	555,749	574,975
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	2/07/14-2/12/14	300,615	306,513
Jurassic Holdings III, Inc., 6.875%, 2/15/21	1/27/14	458,389	468,650
Laredo Petroleum, Inc., 5.625%, 1/15/22	1/13/14-2/28/14	340,550	340,863
Michaels Stores, Inc., 5.875%, 12/15/20	12/16/13	200,000	202,500
Micron Technology, Inc., 5.875%, 2/15/22	2/06/14	316,169	323,950
Northern Blizzard Resources, Inc., 7.25%, 2/01/22	1/24/14-1/27/14	725,800	739,500
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19	2/10/14	272,000	274,380
Petroleos Mexicanos, 4.875%, 1/18/24	1/15/14	57,685	59,621
Prestige Brands, Inc., 5.375%, 12/15/21	12/04/13-2/07/14	401,907	406,000
Salix Pharmaceuticals Ltd., 6%, 1/15/21	12/12/13-12/13/13	481,120	508,250
Spirit Master Funding LLC, 5.05%, 7/20/23	7/15/05	1,063,890	1,083,932
Sprint Corp., 7.125%, 6/15/24	12/09/13-2/11/14	413,920	430,500
Taminco Global Chemical Corp., 9.75%, 3/31/20	12/12/13	1,660,793	1,657,100
Ziggo Bond Co. B.V., 8%, 5/15/18	7/21/11-3/15/12	904,627	932,411
Total Restricted Securities			$16,017,586
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/14

Forward Foreign Currency Exchange Contracts at 2/28/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	2,882,000	4/11/14	$2,534,417	$2,565,185	$30,768
SELL	AUD	Goldman Sachs International	1,459,000	4/11/14	1,300,906	1,298,614	2,292
SELL	AUD	Westpac Banking Corp.	3,369,570	4/11/14	3,007,105	2,999,157	7,948
BUY	CAD	Deutsche Bank AG	2,745,000	4/11/14	2,469,431	2,476,722	7,291
SELL	CAD	Goldman Sachs International	1,751,442	4/11/14	1,616,317	1,580,267	36,050
SELL	CAD	Merrill Lynch International Bank	5,396,996	4/11/14	4,954,100	4,869,529	84,571
BUY	CHF	Goldman Sachs International	30,343	4/11/14	33,647	34,511	864
BUY	EUR	Barclays Bank PLC	1,070,271	4/11/14	1,446,859	1,477,266	30,407
BUY	EUR	Goldman Sachs International	1,896,000	4/11/14	2,608,858	2,616,997	8,139
BUY	GBP	Citibank N.A.	900,000	4/11/14	1,490,642	1,506,668	16,026
BUY	INR	JPMorgan Chase Bank N.A.	85,079,000	4/15/14	1,347,893	1,358,201	10,308
BUY	NOK	Goldman Sachs International	392,951	4/11/14	64,343	65,377	1,034
BUY	NZD	Citibank N.A.	1,614,000	4/11/14	1,330,580	1,349,381	18,801
BUY	NZD	Goldman Sachs International	1,477,000	4/11/14	1,211,608	1,234,842	23,234
BUY	NZD	Westpac Banking Corp.	1,686,690	4/11/14	1,406,733	1,410,153	3,420
BUY	PLN	JPMorgan Chase Bank N.A.	4,000	3/18/14	1,312	1,326	14
BUY	RUB	JPMorgan Chase Bank N.A.	37,980	3/05/14	1,053	1,055	2
SELL	RUB	JPMorgan Chase Bank N.A.	91,854,980	3/05/14	2,611,000	2,550,645	60,355
BUY	SGD	Citibank N.A.	40,141	4/11/14	31,662	31,666	4
BUY	TRY	JPMorgan Chase Bank N.A.	5,963,000	4/11/14	2,619,429	2,666,306	46,877
SELL	TRY	JPMorgan Chase Bank N.A.	5,965,000	4/11/14	2,685,314	2,667,200	18,114
BUY	ZAR	Barclays Bank PLC	360,852	4/11/14	32,589	33,317	728

							$407,247

Liability Derivatives
SELL	AUD	Goldman Sachs International	2,145,728	4/11/14	$1,897,759	$1,909,851	$(12,092)
SELL	BRL	JPMorgan Chase Bank N.A.	3,224,223	4/02/14	1,318,000	1,365,086	(47,086)
SELL	CAD	Goldman Sachs International	1,476,000	4/11/14	1,323,459	1,331,745	(8,286)
BUY	CNY	Deutsche Bank AG	7,912,000	4/14/14	1,295,987	1,288,285	(7,702)
BUY	CNY	JPMorgan Chase Bank N.A.	7,920,000	4/14/14	1,298,361	1,289,587	(8,774)
SELL	DKK	UBS AG	2,818,044	4/11/14	515,554	521,399	(5,845)
SELL	EUR	Barclays Bank PLC	101,189	4/11/14	138,385	139,668	(1,283)
SELL	EUR	Citibank N.A.	1,016,296	4/11/14	1,382,293	1,402,766	(20,473)
SELL	EUR	Deutsche Bank AG	17,542,728	4/11/14	23,949,683	24,213,747	(264,064)
SELL	EUR	Goldman Sachs International	2,585,674	4/11/14	3,514,314	3,568,934	(54,620)
SELL	EUR	JPMorgan Chase Bank N.A.	17,542,728	4/11/14	23,951,595	24,213,747	(262,152)
SELL	GBP	Barclays Bank PLC	161,311	4/11/14	265,228	270,047	(4,819)
SELL	GBP	Credit Suisse Group	3,139,053	4/11/14	5,153,450	5,255,013	(101,563)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Deutsche Bank AG	341,058	4/11/14	$560,404	$570,958	$(10,554)
SELL	GBP	Goldman Sachs International	179,309	4/11/14	298,112	300,177	(2,065)
BUY	JPY	Citibank N.A.	269,406,000	4/11/14	2,663,757	2,647,717	(16,040)
SELL	JPY	Citibank N.A.	147,118,000	4/11/14	1,403,754	1,445,873	(42,119)
SELL	JPY	Deutsche Bank AG	1,147,422,230	4/11/14	11,103,323	11,276,842	(173,519)
SELL	JPY	Goldman Sachs International	1,153,781,229	4/11/14	11,104,422	11,339,338	(234,916)
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	3/21/14	41,596	41,381	(215)
BUY	MXN	Citibank N.A.	18,014,000	4/11/14	1,373,011	1,354,500	(18,511)
BUY	MXN	Goldman Sachs International	17,342,000	4/11/14	1,315,332	1,303,971	(11,361)
BUY	MXN	JPMorgan Chase Bank N.A.	36,461,000	4/16/14	2,765,444	2,740,509	(24,935)
SELL	MXN	Barclays Bank PLC	53,364,000	5/21/14	3,987,447	4,000,600	(13,153)
SELL	MXN	JPMorgan Chase Bank N.A.	34,147,000	4/11/14	2,511,244	2,567,564	(56,320)
SELL	NZD	JPMorgan Chase Bank N.A.	4,778,000	4/11/14	3,850,896	3,994,636	(143,740)
BUY	RUB	JPMorgan Chase Bank N.A.	91,817,000	3/05/14	2,612,008	2,549,590	(62,418)
SELL	RUB	JPMorgan Chase Bank N.A.	37,980	3/11/14	1,052	1,053	(1)
SELL	SEK	Goldman Sachs International	2,054,835	4/11/14	318,708	320,282	(1,574)

							$(1,610,200)

Futures Contracts at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Long)	USD	23	$3,060,438	June - 2014	$16,605

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10yr (Short)	USD	250	$31,132,813	June - 2014	$(32,477)

					$(15,872)

At February 28, 2014, the fund had cash collateral of $310,000 and other liquid securities with an aggregate value of $385,409 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$653,078	$374,621	$14,929	$1,042,628
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,818,935	—	20,818,935
Non-U.S. Sovereign Debt	—	96,447,701	—	96,447,701
Municipal Bonds	—	357,749	—	357,749
U.S. Corporate Bonds	—	318,132,887	—	318,132,887
Residential Mortgage-Backed Securities	—	12,387,076	—	12,387,076
Commercial Mortgage-Backed Securities	—	24,448,928	—	24,448,928
Asset-Backed Securities (including CDOs)	—	1,046,592	—	1,046,592
Foreign Bonds	—	121,515,977	—	121,515,977
Floating Rate Loans	—	4,818,532	—	4,818,532
Mutual Funds	53,470,767	—	—	53,470,767
Total Investments	$54,123,845	$600,348,998	$14,929	$654,487,772

Other Financial Instruments
Futures Contracts	$(15,872)	$—	$—	$(15,872)
Forward Foreign Currency Exchange Contracts	—	(1,202,953)	—	(1,202,953)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$14,929
Change in unrealized appreciation (depreciation)	0
Balance as of 2/28/14	$14,929

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2014 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$636,387,923
Gross unrealized appreciation	26,706,657
Gross unrealized depreciation	(8,606,808)
Net unrealized appreciation (depreciation)	$18,099,849

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,783,375	40,169,871	(58,482,479)	53,470,767

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,673	$53,470,767

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2014, are as follows:

United States	60.2%
United Kingdom	4.4%
Canada	3.6%
Japan	2.9%
Italy	2.4%
Mexico	2.2%
Luxembourg	2.0%
France	1.9%
Russia	1.7%
Other Countries	18.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.